General Information - Summary of Consolidated Subsidiaries (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of subsidiaries [line items]
Total assets	₩ 34,153,408	₩ 32,474,120
Total liabilities	19,009,318	17,815,630
Operating revenues	₩ 24,899,189	23,436,050	₩ 23,546,929
Controlling percentage ownership	100.00%
Profit (loss) for the year	₩ 699,274	₩ 719,412	₩ 546,341
KT Powertel Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Powertel Co., Ltd.	KT Powertel Co., Ltd.	KT Powertel Co., Ltd.
Total assets	₩ 118,052	₩ 124,064	₩ 115,125
Type of Business	Trunk radio system business
Total liabilities	₩ 19,766	28,217	18,937
Location	Korea
Operating revenues	₩ 62,846	₩ 65,620	69,234
Controlling percentage ownership	44.80%	44.80%
Profit (loss) for the year	₩ 3,085	₩ (5,545)	₩ 2,112
Closing month	December
KT Linkus Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Linkus Co., Ltd.	KT Linkus Co., Ltd.	KT Linkus Co., Ltd.
Total assets	₩ 70,494	₩ 54,147	₩ 59,344
Type of Business	Public telephone maintenance
Total liabilities	₩ 62,088	44,895	51,516
Location	Korea
Operating revenues	₩ 97,892	₩ 106,337	112,043
Controlling percentage ownership	92.40%	92.40%
Profit (loss) for the year	₩ (2,258)	₩ 1,216	₩ 725
Closing month	December
KT Submarine Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Submarine Co., Ltd.	KT Submarine Co., Ltd.	KT Submarine Co., Ltd.
Total assets	₩ 120,947	₩ 130,715	₩ 142,797
Type of Business	Submarine cable construction and maintenance
Total liabilities	₩ 18,452	27,530	34,056
Location	Korea
Operating revenues	₩ 55,244	₩ 61,652	73,985
Controlling percentage ownership	39.30%	39.30%
Profit (loss) for the year	₩ 486	₩ (4,286)	₩ 8,243
Closing month	December
KT Telecop Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Telecop Co., Ltd.	KT Telecop Co., Ltd.	KT Telecop Co., Ltd.
Total assets	₩ 279,878	₩ 272,492	₩ 264,353
Type of Business	Security service
Total liabilities	₩ 153,841	140,314	131,633
Location	Korea
Operating revenues	₩ 332,063	₩ 328,262	317,591
Controlling percentage ownership	86.80%	86.80%
Profit (loss) for the year	₩ (4,875)	₩ 166	₩ 2,885
Closing month	December
KT Hitel Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Hitel Co., Ltd.	KT Hitel Co., Ltd.	KT Hitel Co., Ltd.
Total assets	₩ 279,818	₩ 272,708	₩ 258,240
Type of Business	Data communication
Total liabilities	₩ 74,769	66,043	52,943
Location	Korea
Operating revenues	₩ 323,065	₩ 279,117	227,884
Controlling percentage ownership	67.10%	67.10%
Profit (loss) for the year	₩ 1,426	₩ 657	₩ 3,225
Closing month	December
KT service bukbu Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Service Bukbu Co., Ltd.	KT Service Bukbu Co., Ltd.	KT Service Bukbu Co., Ltd.
Total assets	₩ 64,802	₩ 30,599	₩ 29,281
Type of Business	Opening services of fixed line
Total liabilities	₩ 58,984	23,964	22,096
Location	Korea
Operating revenues	₩ 219,427	₩ 195,961	194,837
Controlling percentage ownership	67.30%	67.30%
Profit (loss) for the year	₩ (445)	₩ (31)	₩ 688
Closing month	December
KT service nambu Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Service Nambu Co., Ltd.	KT Service Nambu Co., Ltd.	KT Service Nambu Co., Ltd.
Total assets	₩ 63,917	₩ 37,452	₩ 36,076
Type of Business	Opening services of fixed line
Total liabilities	₩ 55,548	27,939	26,412
Location	Korea
Operating revenues	₩ 266,148	₩ 230,088	232,996
Controlling percentage ownership	77.30%	77.30%
Profit (loss) for the year	₩ 280	₩ 160	₩ 875
Closing month	December
KT Commerce Inc. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Commerce Inc.
Type of Business	B2C, B2B service
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
KT Strategic Investment Fund No.2 [Member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Strategic Investment Fund No.2
Type of Business	Investment fund
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
KT Strategic Investment Fund No.3 [Member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Strategic Investment Fund No.3
Type of Business	Investment fund
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
KT Strategic Investment Fund No.4 [Member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Strategic Investment Fund No.4
Type of Business	Investment fund
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
KT Strategic Investment Fund No.5 [Member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Strategic Investment Fund No.5
Type of Business	Investment fund
Location	Korea
Controlling percentage ownership	100.00%
Closing month	December
BCVP Strategic Investment Fund Number One [member]
Disclosure of subsidiaries [line items]
Subsidiary	BC-VP Strategic Investment Fund No.1
Type of Business	Investment fund
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
BC Card Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	BC Card Co., Ltd.	BC Card Co., Ltd.	BC Card Co., Ltd.
Total assets	₩ 3,912,982	₩ 3,722,379	₩ 4,048,263
Type of Business	Credit card business
Total liabilities	₩ 2,594,232	2,630,536	2,955,038
Location	Korea
Operating revenues	₩ 3,553,008	₩ 3,551,715	3,628,995
Controlling percentage ownership	69.50%	69.50%
Profit (loss) for the year	₩ 115,885	₩ 70,889	₩ 156,109
Closing month	December
VP Inc. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	VP Inc.
Type of Business	Payment security service for credit card, others
Location	Korea
Controlling percentage ownership	50.90%	50.90%
Closing month	December
H&C Network [member]
Disclosure of subsidiaries [line items]
Subsidiary	H&C Network	H&C Network	H&C Network
Total assets	₩ 282,016	₩ 245,841	₩ 273,856
Type of Business	Call centre for financial sectors
Total liabilities	₩ 68,401	63,188	65,446
Location	Korea
Operating revenues	₩ 320,701	₩ 297,470	277,622
Controlling percentage ownership	100.00%	100.00%
Profit (loss) for the year	₩ (1,593)	₩ (15,944)	₩ 16,104
Closing month	December
BC Card China Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	BC Card China Co., Ltd.
Type of Business	Software development and data processing
Location	China
Controlling percentage ownership	100.00%	100.00%
Closing month	December
INITECH Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	INITECH Co., Ltd.
Type of Business	Internet banking ASP and security solutions
Location	Korea
Controlling percentage ownership	58.20%	58.20%
Closing month	December
Smartro Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	Smartro Co., Ltd.
Type of Business	VAN (Value Added Network) business
Location	Korea
Controlling percentage ownership	64.50%	81.10%
Closing month	December
KTDS Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	KTDS Co., Ltd.	KTDS Co., Ltd.	KTDS Co., Ltd.
Total assets	₩ 158,153	₩ 148,675	₩ 144,922
Type of Business	System integration and maintenance
Total liabilities	₩ 105,462	95,834	93,343
Location	Korea
Operating revenues	₩ 428,758	₩ 434,302	459,266
Controlling percentage ownership	95.50%	95.50%
Profit (loss) for the year	₩ 9,027	₩ 8,586	₩ 11,584
Closing month	December
KT M Hows Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT M Hows Co., Ltd.	KT M Hows Co., Ltd.	KT M Hows Co., Ltd.
Total assets	₩ 74,326	₩ 60,197	₩ 42,738
Type of Business	Mobile marketing
Total liabilities	₩ 50,638	42,386	28,489
Location	Korea
Operating revenues	₩ 33,443	₩ 26,673	24,610
Controlling percentage ownership	90.00%	90.00%
Profit (loss) for the year	₩ 6,771	₩ 3,691	₩ 4,097
Closing month	December
KT M&S Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT M&S Co., Ltd.	KT M&S Co., Ltd.	KT M&S Co., Ltd.
Total assets	₩ 248,142	₩ 228,073	₩ 242,388
Type of Business	PCS distribution
Total liabilities	₩ 215,777	207,740	231,151
Location	Korea
Operating revenues	₩ 813,498	₩ 791,652	734,420
Controlling percentage ownership	100.00%	100.00%
Profit (loss) for the year	₩ 12,732	₩ 11,408	₩ (9,707)
Closing month	December
GENIE Music Corporation K T Music Corporation [member]
Disclosure of subsidiaries [line items]
Subsidiary	GENIE Music Corporation (KT Music Corporation)	GENIE Music Corporation (KT Music Corporation)	GENIE Music Corporation (KT Music Corporation)
Total assets	₩ 234,131	₩ 221,559	₩ 139,686
Type of Business	Online music production and distribution
Total liabilities	₩ 80,952	75,827	48,512
Location	Korea
Operating revenues	₩ 230,480	₩ 171,314	156,163
Controlling percentage ownership	36.00%	36.00%
Profit (loss) for the year	₩ 7,658	₩ 6,374	₩ (3,401)
Closing month	December
KT MOS Bukbu Co.,Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT MOS Bukbu Co., Ltd.	KT MOS Bukbu Co., Ltd.
Total assets	₩ 33,376	₩ 14,121
Type of Business	Telecommunication facility maintenance
Total liabilities	₩ 28,841	10,571
Location	Korea
Operating revenues	₩ 63,761	₩ 16,543
Controlling percentage ownership	100.00%	100.00%
Profit (loss) for the year	₩ 353	₩ (782)
Closing month	December
KTMOS Nambu Co.,Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT MOS Nambu Co., Ltd.	KT MOS Nambu Co., Ltd.
Total assets	₩ 34,258	₩ 14,313
Type of Business	Telecommunication facility maintenance
Total liabilities	₩ 26,722	8,927
Location	Korea
Operating revenues	₩ 67,300	₩ 14,941
Controlling percentage ownership	98.40%	98.40%
Profit (loss) for the year	₩ 3,099	₩ (2,418)
Closing month	December
KT Skylife Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Skylife Co., Ltd.	KT Skylife Co., Ltd.	KT Skylife Co., Ltd.
Total assets	₩ 848,276	₩ 816,001	₩ 792,893
Type of Business	Satellite broadcasting business
Total liabilities	₩ 142,839	149,841	210,550
Location	Korea
Operating revenues	₩ 704,996	₩ 694,059	687,752
Controlling percentage ownership	50.30%	50.30%
Profit (loss) for the year	₩ 56,008	₩ 52,010	₩ 57,314
Closing month	December
Skylife TV Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	Skylife TV Co., Ltd.
Type of Business	TV contents provider
Location	Korea
Controlling percentage ownership	92.60%	92.60%
Closing month	December
KT Estate Inc. [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Estate Inc.	KT Estate Inc.	KT Estate Inc.
Total assets	₩ 1,686,000	₩ 1,695,995	₩ 1,869,194
Type of Business	Residential building development and supply
Total liabilities	₩ 295,706	304,712	502,915
Location	Korea
Operating revenues	₩ 485,686	₩ 569,269	428,446
Controlling percentage ownership	100.00%	100.00%
Profit (loss) for the year	₩ 48,552	₩ 51,854	₩ 52,416
Closing month	December
KT AMC Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	KT AMC Co., Ltd.
Type of Business	Asset management and consulting services
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
NEXR Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	NEXR Co., Ltd.
Type of Business	Cloud system implementation
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
KTGDH Co., Ltd. (KTSB Data service) [member]
Disclosure of subsidiaries [line items]
Subsidiary	KTGDH Co., Ltd.(KTSB Data service)	KTGDH Co., Ltd. (KTSB Data service)	KTGDH Co., Ltd. (KTSB Data service)
Total assets	₩ 10,437	₩ 8,632	₩ 18,306
Type of Business	Data centre development and related service
Total liabilities	₩ 1,628	523	605
Location	Korea
Operating revenues	₩ 3,977	₩ 4,627	4,950
Controlling percentage ownership	100.00%	51.00%
Profit (loss) for the year	₩ 344	₩ (9,576)	₩ (1,651)
Closing month	December
KT Sat Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Sat Co., Ltd.	KT Sat Co., Ltd.	KT Sat Co., Ltd.
Total assets	₩ 651,195	₩ 685,926	₩ 742,391
Type of Business	Satellite communication business
Total liabilities	₩ 127,523	173,513	220,804
Location	Korea
Operating revenues	₩ 168,376	₩ 137,186	147,649
Controlling percentage ownership	100.00%	100.00%
Profit (loss) for the year	₩ 16,497	₩ 4,921	₩ 29,601
Closing month	December
Nasmedia Co Ltd [member]
Disclosure of subsidiaries [line items]
Subsidiary	Nasmedia Co., Ltd.	Nasmedia Co., Ltd.	Nasmedia Co., Ltd.
Total assets	₩ 356,236	₩ 303,112	₩ 315,967
Type of Business	Solution provider and IPTV advertisement sales business
Total liabilities	₩ 203,105	161,164	188,197
Location	Korea
Operating revenues	₩ 117,550	₩ 106,805	120,667
Controlling percentage ownership	44.00%	42.80%
Profit (loss) for the year	₩ 22,484	₩ 20,596	₩ 26,676
Closing month	December
KT sports [member]
Disclosure of subsidiaries [line items]
Subsidiary			KT Sports
Total assets			₩ 11,131
Total liabilities			7,805
Operating revenues			53,357
Profit (loss) for the year			₩ (199)
KT Sports Co Ltd [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Sports Co., Ltd.	KT Sports Co., Ltd.
Total assets	₩ 15,603	₩ 9,560
Type of Business	Management of sports group
Total liabilities	₩ 8,333	6,376
Location	Korea
Operating revenues	₩ 55,241	₩ 55,565
Controlling percentage ownership	100.00%	100.00%
Profit (loss) for the year	₩ (464)	₩ (154)
Closing month	December
KT music contents fund no.1 [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Music Contents Fund No.1	KT Music Contents Fund No.1	KT Music Contents Fund No.1
Total assets	₩ 10,579	₩ 14,092	₩ 13,804
Type of Business	Music contents investment business
Total liabilities	₩ 1,677	1,035	1,041
Location	Korea
Operating revenues	₩ 521	₩ 559	370
Controlling percentage ownership	80.00%	80.00%
Profit (loss) for the year	₩ 345	₩ 294	₩ (499)
Closing month	December
K T Music Contents Fund No.2 [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Music Contents Fund No.2	KT Music Contents Fund No.2	KT Music Contents Fund No.2
Total assets	₩ 7,675	₩ 7,629	₩ 7,500
Type of Business	Music contents investment business
Total liabilities	₩ 279	281	11
Location	Korea
Operating revenues	₩ 331	₩ 150
Controlling percentage ownership	100.00%	100.00%
Profit (loss) for the year	₩ 48	₩ (142)	₩ (11)
Closing month	December
KT-Michigan global content fund [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT-Michigan Global Content Fund	KT-Michigan Global Content Fund	KT-Michigan Global Content Fund
Total assets	₩ 11,688	₩ 12,741	₩ 14,575
Type of Business	Content investment business
Total liabilities	₩ 61		147
Location	Korea
Operating revenues	₩ 248	₩ 869	159
Controlling percentage ownership	88.60%	88.60%
Profit (loss) for the year	₩ (1,113)	₩ (670)	₩ (426)
Closing month	December
Autopion Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	Autopion Co., Ltd.	Autopion Co., Ltd.	Autopion Co., Ltd.
Total assets	₩ 7,460	₩ 8,838	₩ 6,306
Type of Business	Information and communication service
Total liabilities	₩ 4,894	5,801	3,530
Location	Korea
Operating revenues	₩ 5,604	₩ 12,035	6,679
Controlling percentage ownership	100.00%	100.00%
Profit (loss) for the year	₩ (302)	₩ 453	₩ (618)
Closing month	December
KTCS Corporation [member]
Disclosure of subsidiaries [line items]
Subsidiary	KTCS Corporation	KTCS Corporation	KTCS Corporation
Total assets	₩ 378,171	₩ 350,280	₩ 348,334
Type of Business	Database and online information provider
Total liabilities	₩ 213,983	188,561	188,764
Location	Korea
Operating revenues	₩ 944,778	₩ 1,019,787	968,186
Controlling percentage ownership	30.90%	30.90%
Profit (loss) for the year	₩ 7,597	₩ 11,401	₩ 7,385
Closing month	December
KTIS Corporation [member]
Disclosure of subsidiaries [line items]
Subsidiary	KTIS Corporation	KTIS Corporation	KTIS Corporation
Total assets	₩ 305,798	₩ 229,246	₩ 223,818
Type of Business	Database and online information provider
Total liabilities	₩ 137,524	68,997	62,569
Location	Korea
Operating revenues	₩ 454,561	₩ 451,532	438,597
Controlling percentage ownership	30.10%	30.10%
Profit (loss) for the year	₩ 9,205	₩ 7,900	₩ 8,337
Closing month	December
KT M mobile Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT M mobile	KT M mobile Co., Ltd.	KT M mobile Co., Ltd.
Total assets	₩ 135,917	₩ 146,334	₩ 93,601
Type of Business	Special category telecommunications operator and sales of communication device
Total liabilities	₩ 30,603	35,335	21,453
Location	Korea
Operating revenues	₩ 161,720	₩ 172,674	159,684
Controlling percentage ownership	100.00%	100.00%
Profit (loss) for the year	₩ (5,580)	₩ (10,085)	₩ (38,883)
Closing month	December
KT Investment Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Investment Co., Ltd.	KT Investment Co., Ltd.	KT Investment Co., Ltd.
Total assets	₩ 73,463	₩ 74,580	₩ 54,673
Type of Business	Technology business finance
Total liabilities	₩ 56,212	58,040	38,313
Location	Korea
Operating revenues	₩ 13,375	₩ 8,095	8,794
Controlling percentage ownership	100.00%	100.00%
Profit (loss) for the year	₩ 847	₩ 247	₩ (619)
Closing month	December
Whowho&Company Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	Whowho&Company Co., Ltd.
Type of Business	Software development and supply
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
PlayD Co., Ltd. (N Search Marketing Co., Ltd.) [member]
Disclosure of subsidiaries [line items]
Subsidiary	PlayD Co., Ltd. (N Search Marketing Co., Ltd.)
Type of Business	Advertising agency
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
Next Connect PFV [member]
Disclosure of subsidiaries [line items]
Subsidiary	Next connect PFV	Next connect PFV
Total assets	₩ 385,412	₩ 385,769
Type of Business	Residential building development and supply
Total liabilities	₩ 24,275	34,370
Location	Korea
Operating revenues	₩ 1,590	₩ 143
Controlling percentage ownership	100.00%	100.00%
Profit (loss) for the year	₩ (5,898)	₩ (12,449)
Closing month	December
KT Rwanda Networks Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Rwanda Networks Ltd.	KT Rwanda Networks Ltd.	KT Rwanda Networks Ltd.
Total assets	₩ 132,461	₩ 144,129	₩ 151,359
Type of Business	Network installation and management
Total liabilities	₩ 183,164	162,801	139,561
Location	Rwanda
Operating revenues	₩ 18,013	₩ 15,150	15,931
Controlling percentage ownership	51.00%	51.00%
Profit (loss) for the year	₩ (31,662)	₩ (29,238)	₩ (22,762)
Closing month	December
AOS Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	AOS Ltd.	AOS Ltd.	AOS Ltd.
Total assets	₩ 12,337	₩ 14,018	₩ 9,437
Type of Business	System integration and maintenance
Total liabilities	₩ 3,993	4,952	4,519
Location	Rwanda
Operating revenues	₩ 6,982	₩ 6,300	8,952
Controlling percentage ownership	51.00%	51.00%
Profit (loss) for the year	₩ (591)	₩ (680)	₩ (682)
Closing month	December
KT Belgium [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Belgium	KT Belgium	KT Belgium
Total assets	₩ 93,321	₩ 90,172	₩ 86,455
Type of Business	Foreign investment business
Total liabilities	₩ 11	1	8
Location	Belgium
Operating revenues		₩ 29	49
Controlling percentage ownership	100.00%	100.00%
Profit (loss) for the year	₩ (64)	₩ (43)	₩ (2)
Closing month	December
KT ORS Belgium [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT ORS Belgium	KT ORS Belgium	KT ORS Belgium
Total assets	₩ 6,913	₩ 6,709	₩ 1,769
Type of Business	Foreign investment business
Total liabilities	₩ 14	₩ 5	14
Location	Belgium
Operating revenues			10
Controlling percentage ownership	100.00%	100.00%
Profit (loss) for the year	₩ (43)	₩ (46)	₩ (10)
Closing month	December
Korea Telecom Japan Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	Korea Telecom Japan Co., Ltd.	Korea Telecom Japan Co., Ltd.	Korea Telecom Japan Co., Ltd.
Total assets	₩ 1,851	₩ 1,326	₩ 1,554
Type of Business	Foreign telecommunication business
Total liabilities	₩ 2,858	2,910	2,788
Location	Japan
Operating revenues	₩ 2,891	₩ 1,965	2,772
Controlling percentage ownership	100.00%	100.00%
Profit (loss) for the year	₩ 651	₩ (126)	₩ 536
Closing month	December
KBTO sp.zo.o. [member]
Disclosure of subsidiaries [line items]
Subsidiary	KBTO sp.zo.o.	KBTO sp.zo.o.	KBTO sp.zo.o.
Total assets	₩ 1,767	₩ 1,364	₩ 3,311
Type of Business	Electronic communication business
Total liabilities	₩ 245	217	2,268
Location	Poland
Operating revenues	₩ 519	₩ 202	67
Controlling percentage ownership	97.20%	96.20%
Profit (loss) for the year	₩ (3,457)	₩ (3,771)	₩ (3,456)
Closing month	December
Korea Telecom China Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	Korea Telecom China Co., Ltd.	Korea Telecom China Co., Ltd.	Korea Telecom China Co., Ltd.
Total assets	₩ 879	₩ 661	₩ 665
Type of Business	Foreign telecommunication business
Total liabilities	₩ 39	22	32
Location	China
Operating revenues	₩ 844	₩ 681	1,030
Controlling percentage ownership	100.00%	100.00%
Profit (loss) for the year	₩ 192	₩ 10	₩ 348
Closing month	December
KT Dutch B.V. [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Dutch B.V.	KT Dutch B.V.	KT Dutch B.V.
Total assets	₩ 31,003	₩ 31,693	₩ 30,312
Type of Business	Super iMax and East Telecom management
Total liabilities	₩ 50	41	50
Location	Netherlands
Operating revenues		₩ 191	206
Controlling percentage ownership	100.00%	100.00%
Profit (loss) for the year	₩ (242)	₩ 105	₩ 169
Closing month	December
Super iMax LLC [member]
Disclosure of subsidiaries [line items]
Subsidiary	Super iMax LLC	Super iMax LLC	Super iMax LLC
Total assets	₩ 3,568	₩ 4,150	₩ 3,449
Type of Business	Wireless high speed internet business
Total liabilities	₩ 5,304	4,528	4,886
Location	Uzbekistan
Operating revenues	₩ 4,604	₩ 4,845	7,314
Controlling percentage ownership	100.00%	100.00%
Profit (loss) for the year	₩ (631)	₩ (424)	₩ (4,584)
Closing month	December
East Telecom LLC [member]
Disclosure of subsidiaries [line items]
Subsidiary	East Telecom LLC	East Telecom LLC	East Telecom LLC
Total assets	₩ 20,857	₩ 16,590	₩ 11,672
Type of Business	Fixed line telecommunication business
Total liabilities	₩ 16,302	14,263	11,748
Location	Uzbekistan
Operating revenues	₩ 17,186	₩ 15,087	19,663
Controlling percentage ownership	91.00%	91.00%
Profit (loss) for the year	₩ 2,140	₩ 2,639	₩ (9,118)
Closing month	December
Korea Telecom America, Inc. [member]
Disclosure of subsidiaries [line items]
Subsidiary	Korea Telecom America, Inc.	Korea Telecom America, Inc.	Korea Telecom America, Inc.
Total assets	₩ 4,611	₩ 4,218	₩ 3,694
Type of Business	Foreign telecommunication business
Total liabilities	₩ 537	832	791
Location	USA
Operating revenues	₩ 6,808	₩ 7,554	6,783
Controlling percentage ownership	100.00%	100.00%
Profit (loss) for the year	₩ 572	₩ 350	₩ 109
Closing month	December
PT. KT Indonesia [member]
Disclosure of subsidiaries [line items]
Subsidiary	PT. KT Indonesia	PT. KT Indonesia	PT. KT Indonesia
Total assets	₩ 8	₩ 8	₩ 8
Type of Business	Foreign telecommunication business
Location	Indonesia
Controlling percentage ownership	99.00%	99.00%
Profit (loss) for the year			₩ (6)
Closing month	December
PT BC card Asia Pacific [member]
Disclosure of subsidiaries [line items]
Subsidiary	PT. BC Card Asia Pacific
Type of Business	Software development and supply
Location	Indonesia
Controlling percentage ownership	99.90%	99.90%
Closing month	December
KT Hongkong Telecommunications Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Hongkong Telecommunications Co., Ltd.	KT Hongkong Telecommunications Co., Ltd.	KT Hongkong Telecommunications Co., Ltd.
Total assets	₩ 5,126	₩ 3,616	₩ 2,578
Type of Business	Fixed line communication business
Total liabilities	₩ 2,923	2,143	1,497
Location	Hong Kong
Operating revenues	₩ 13,321	₩ 9,990	7,304
Controlling percentage ownership	100.00%	100.00%
Profit (loss) for the year	₩ 586	₩ 351	₩ 494
Closing month	December
Korea Telecom Singapore Pte.Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	Korea Telecom Singapore Pte. Ltd.
Type of Business	Foreign investment business
Location	Singapore
Controlling percentage ownership	100.00%	100.00%
Closing month	December
Texnoprosistem LLP [member]
Disclosure of subsidiaries [line items]
Subsidiary	Texnoprosistem LLP
Type of Business	Fixed line internet business
Location	Uzbekistan
Controlling percentage ownership	100.00%	100.00%
Closing month	December
Nasmedia Thailand Co Ltd [member]
Disclosure of subsidiaries [line items]
Subsidiary	Nasmedia Thailand Co., Ltd.
Type of Business	Internet advertising solution
Location	Thailand
Controlling percentage ownership	99.90%	99.90%
Closing month	December
KT Huimangjieum [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Huimangjieum
Total assets	₩ 2,129
Type of Business	Manufacturing
Total liabilities	₩ 1,019
Location	Korea
Operating revenues	₩ 1,027
Profit (loss) for the year	₩ (390)
Closing month	December
GE Premier 1st Corporate Restructuring Real Estate Investment Trust Co. [member]
Disclosure of subsidiaries [line items]
Subsidiary	GE Premier 1st Corporate Restructuring Real Estate Investment Trust Co.
Total assets	₩ 6,285
Type of Business	Residential building investment and rent
Total liabilities	₩ 1,139
Location	Korea
Operating revenues	₩ 176
Controlling percentage ownership	63.50%
Profit (loss) for the year	₩ 70
Closing month	December
K-REALTY RENTAL HOUSING REIT 3 [member]
Disclosure of subsidiaries [line items]
Subsidiary	K-REALTY RENTAL HOUSING REIT 3
Total assets	₩ 300
Type of Business	Residential building
Location	Korea
Closing month	December